Earnings(loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss per share
Schedule of income and share data used in basic and diluted loss per share computations

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	23,429	(11,787)
Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$	0.12	(0.07)

The following reflects the income and share data used in basic and diluted loss per share computations for the years ended December 31, 2021, 2020 and 2019:

					2019, as
		2020	2020, as previously	2019,	previously
	2021	restated	reported	restated	reported
Loss for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	(117,455)	(751)	668	(35,526)	(33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share	183,521,938	176,584,343	176,584,343	176,584,343	176,584,343
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$	(0.64)	(0.00)	0.00	(0.20)	(0.19)